Nature of Business and Organization (Details)								1 Months Ended								12 Months Ended
	Dec. 07, 2021 CNY (¥) $ / shares	Oct. 01, 2021 USD ($)	Oct. 01, 2021 HKD ($)	Jul. 01, 2021	Mar. 01, 2021 CNY (¥)	Mar. 01, 2021 USD ($)	Jan. 11, 2021 CNY (¥)	May 28, 2021	Jan. 22, 2021	Dec. 31, 2020	Dec. 24, 2020 CNY (¥)	Nov. 30, 2020 HKD ($)	Nov. 19, 2019 CNY (¥)	Nov. 19, 2019 $ / shares	Nov. 06, 2018	Dec. 31, 2021 USD ($)	Apr. 15, 2021	Mar. 26, 2021 USD ($)	Mar. 04, 2021 CNY (¥)	Mar. 04, 2021 USD ($)	Dec. 18, 2020	Dec. 07, 2020 USD ($)	Nov. 15, 2020 USD ($)	Oct. 01, 2020	Sep. 27, 2020	Aug. 21, 2020	Jun. 01, 2020	Mar. 07, 2017
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage																	55.00%									53.00%	51.00%
Equity transfer percentage																		7.00%
Total consideration (in Dollars)																		$ 3,500,000
Collectively owned percentage																27.00%
Total consideration (in Dollars)																$ 500,000
Excel crest (in Dollars)												$ 1
Consideration amount					¥ 2	$ 0.3
Share transfer agreement, description							Weidong and its 100% equity interest in Horgos 233 and Wuhan 233 to YY Online. As a result, Wuhan 233 and Horgos 233	Shenzhen ICinit purchased 100% equity interests of Tianjin Yaodi Tomorrow Technology Co. (“Tianjin Yaodi”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3).	Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”), together with its 80% owned subsidiary, Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”), a provider of electronic components, for RMB 2 (approximately USD 0.3). On March 1, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Shengtang Micro-Electronic Technology Co. (“Shenzhen Shengtang”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3).On May 28, 2021, Shenzhen ICinit purchased 100% equity interests of Tianjin Yaodi Tomorrow Technology Co. (“Tianjin Yaodi”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3).On August 21, 2020, Wimi HK set up a joint venture company, VIDA Semicon Co., Limited (“VIDA”) in Hong Kong, and Wimi HK has a 53% equity interest in VIDA. VIDA was set up to develop application of holographic AR technologies in the semiconductor industry.On March 4, 2021, WiMi Cayman established a wholly owned entity of Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”), which is deemed as a wholly foreign owned enterprise, with a register capital of USD 30 million (approximately RMB 195.7 million). On May 21, 2021, TJ Zhongzhen established Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao’). On May 26, 2021, Shenzhen Hedao established Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”). Shenzhen Hedao and Kashi were set up to engage AR advertising services.On April 15, 2021, VIYI Ltd formed a 55% owned subsidiary Viwo Technology Limited, a Hong Kong limited company to provide intelligent chips design and solution services.On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”). On July 14, 2021, Weidong transferred its 100% equity interest of Horgas 233 and Horgas Weidong to Shanghai Guoyu.On July 19, 2021, Viwo Technology established a fully owned subsidiary Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) in Shenzhen to support its operations. On November 19, Viwotong Tech acquired 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of E-commerce services, for RMB 2 (approximately USD 0.3). On December 7, 2021, Viwotong Tech purchased Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales, for RMB 2 (approximately USD 0.3).(6) Deconsolidation of ICinit in 2021On October 1, 2021, the Company’s board approved the equity transfer agreement between WiMi HK and Lucky Monkey Holding Limited, pursuant to which WiMi Cayman transferred 2% of the issued share capital of ICinit for a consideration of HKD 50,000 (approximately USD 6,400) to streamline its operating subsidiaries in the semi-conductor segment.The Company concluded that it has lost controlling financial interest in ICinit on October 1, 2021 and deconsolidated ICinit on October 1, 2021 and recorded the fair value of its investment as equity investment. As the deconsolidation did not present a strategic change on the Company’s operation, the deconsolidation was not presented as discontinued operations. See Note 5 for details.The accompanying consolidated financial statements reflect the activities of WiMi Cayman and each of the following entities as of December 31, 2021: Name Background Ownership WiMi HK • A Hong Kong company • Incorporated on September 4, 2018 • Primarily engages in the sales of semiconductor products and related accessories 100% owned by WiMi Cayman VIDA Semicon Co., Limited (“VIDA”) • A Hong Kong company • Incorporated on August 21, 2020 • Primarily engages in the sales of semiconductor products and related accessories 53% owned by WiMi HK Name Background Ownership ICinit Limited (“ICinit”) • A Hong Kong company • Incorporated on June 1, 2020 • Primarily engages in the sales of semiconductor products and related accessories 51% owned by WiMi HK before October 1, 2021; 49% owned by WiMi HK after October 1, 2021 Shenzhen ICinit Technology Co., Ltd. (“SZ ICinit”) • A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on October 12, 2020 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Plan to engage in the sales of computer chip and intelligent chip products 100% owned by ICinit Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”) • A PRC limited liability company • Incorporated on July 9, 2008 • Registered capital of RMB 11,000,000 (USD 1,725,301) • Primarily engages in the sales of computer chip and intelligent chip products 100% owned by SZ ICinit Acquired in January 2021 Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”) • A PRC limited liability company • Incorporated on June 11, 2018 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in the sales of computer chip and intelligent chip products 80% owned by Shenzhen Yichong Shenzhen Shengtang Micro-Electronic Technology Co., Ltd. (“Shenzhen Shengtang”) • A PRC limited liability company • Incorporated on May 13, 2020 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in the sales of computer chip and intelligent chip products 100% owned by SZ ICinit Acquired in March 2021 Tianjin Yaodi Tomorrow Technology Co., Ltd. (“Tianjin Yaodi”) • A PRC limited liability company • Incorporated on May 5, 2020 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in the sales of computer chip and intelligent chip products 100% owned by SZ ICinit Acquired in May 2021 WiMi WFOE • A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on September 20, 2018 • Registered capital of RMB 325,500,000 (USD 50,000,000) • A holding company 100% owned by WiMi HK Name Background Ownership Beijing WiMi • A PRC limited liability company • Incorporated on May 27, 2015 • Registered capital of RMB 5,154,639 (USD 808,482) • Primarily engages in Hologram advertising services VIE of WiMi WFOE Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”) • A PRC limited liability company • Incorporated on June 18, 2012 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services 100% owned by Beijing WiMi Shenzhen Yiruan Tianxia Technology Co., Ltd. (“Shenzhen Yiruan”) • A PRC limited liability company • Incorporated on January 06, 2016 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services 100% owned by Shenzhen Kuxuanyou Shenzhen Yiyun Technology Co., Ltd. (“Shenzhen Yiyun”) • A PRC limited liability company • Incorporated on November 15, 2017 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services 100% owned by Shenzhen Kuxuanyou Korgas Shengyou Information Technology Co., Ltd. (“Korgas Shengyou”)** • A PRC limited liability company • Incorporated on February 13, 2017 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in SDK payment channel services 100% owned by Shenzhen Kuxuanyou Dissolved in May 2020 Korgas WiMi Xinghe Network Technology Co., Ltd. (“Korgas WiMi”) * • A PRC limited liability company • Incorporated on October 18, 2016 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in Hologram advertising services 100% owned by Beijing WiMi; Dissolved in February 2019 Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) • A PRC limited liability company • Incorporated on March 08, 2011 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in mobile games development 100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020 Name Background Ownership Korgas 233 Technology Co., Ltd. (“Korgas 233”) • A PRC limited liability company • Incorporated on September 15, 2017 • Registered capital of RMB 1,000,000 (USD 156,846) • Primarily engages in mobile games development 100% owned by Shenzhen Yitian Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”) • A PRC limited liability company • Incorporated on October 16, 2015 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services 100% owned by Shenzhen Yitian Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”) • A PRC limited liability company • Incorporated on January 14, 2019 • Registered capital of RMB 100,000 (USD 15,685) • Primarily engages in AR advertising services 100% owned by Shenzhen Yitian Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”) • A PRC limited liability company • Incorporated on May 15, 2020 • Registered capital of RMB 100,000 (USD 15,685) • Primarily engages in mobile games development 100% owned by Shenzhen Yitian Weidong Technology Co., Ltd. (“Weidong”) • A PRC limited liability company • Incorporated on October 28, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Primarily engages in AR advertising services 100% owned by Shenzhen Yitian Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”) • A PRC limited liability company • Incorporated on October 30, 2020 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in AR advertising services 100% owned by Weidong Tianjin Weidong Technology Co., Ltd. (“Tianjin Weidong”) • A PRC limited liability company • Incorporated on October 30, 2020 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in AR advertising services • No operations as of December 31, 2020 60% owned by Weidong Name Background Ownership Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”) • A PRC limited liability company • Incorporated on May 20, 2014 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services 100% owned by Beijing WiMi Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”) • A PRC limited liability company • Incorporated on August 24, 2017 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services 100% owned by Shenzhen Yidian Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”) • A PRC limited liability company • Incorporated on November 25, 2016 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services 100% owned by Shenzhen Yidian Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”) • A PRC limited liability company • Incorporated on January 31, 2019 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services 100% owned by Shenzhen Yidian Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”) • A PRC limited liability company • Incorporated on December 3, 2019 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services 100% owned by Shenzhen Yidian Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”) • A PRC limited liability company • Incorporated on September 24, 2020 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services 100% owned by Shenzhen Yidian Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”) • A Hong Kong company • Incorporated on February 22, 2016 • Primarily engages in MR software development and licensing 100% owned by Beijing WiMi Skystar Development Co., Ltd (“Skystar”) • A Republic of Seychelles Company • Incorporated on March 30, 2016 • Primarily engages in MR software development and licensing 100% owned by Micro Beauty Name Background Ownership Lixin Technology Co., Ltd. (“Lixin Technology”) • A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on August 4, 2020 • Registered capital of RMB 200,000,000 (USD 31,369,105) • Primarily engages in research, development and sale of computer chip and intelligent chip products 100% owned by WiMi Cayman Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”) • A PRC limited liability company • Incorporated on October 10, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Plan to support the daily operations of Lixin Technology, no operations as of December 31, 2021 100% owned by Lixin Technology Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”) • A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on March 4, 2021 • Registered capital of RMB 195,747,000 (USD 30,000,000) • A holding company 100% owned by WiMi Cayman Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”) • A PRC limited liability company • Incorporated on May 21, 2021 • Registered capital of RMB 200,000,000 (USD 7,842,276) • Plan to engage AR advertising services, no material operations as of December 31, 2021 100% owned by TJ Zhongzheng Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”) • A PRC limited liability company • Incorporated on May 26, 2021 • Registered capital of RMB 200,000,000 (USD 7,842,276) • Plan to engage AR advertising services, no material operations as of December 31, 2021 100% owned by Shenzhen Hedao VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc. • A Cayman company • Incorporated on September 24, 2020 • Primarily engages in the development of central processing algorithm and cloud computing services 86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021 Name Background Ownership Fe-da Electronics Company Private Limited (“Fe-da Electronics”) • A Singapore company • Incorporated on January 9, 2009 • Capital of RMB 3,187,856 (USD 500,001) • Primarily engages in customization of central processing units 100% owned by VIYI Acquired in September 2020 Excel Crest Limited (“Excel Crest”) • A Hong Kong company • Incorporated on September 10, 2020 • Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of December 31, 2021 100% owned by Fe-da Electronics VIYI Technology Ltd. (“VIYI Ltd”) • A Hong Kong company • Incorporated on October 9, 2020 • A holding company • No operations as of December 31, 2020 100% owned by VIYI Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”) • A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on November 18, 2020 • Registered capital of RMB 191,271,000 (USD 30,000,000) • A holding company 100% owned by VIYI Ltd Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”) • A PRC limited liability company • Incorporated on November 30, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Engages in providing software support services 58% owned by VIYI Ltd Wisdom Lab Inc. (“Wisdom Lab”) • A Cayman Islands company • Incorporated on May 6, 2021 • Engages in software solution for intelligent chips 100% owned by Fe-Da Electronics Viwo Technology Limited. (“Viwo Tech”) • A Hong Kong company • Incorporated on April 15, 2021 • Engages in intelligent chips design • No operations as of December 31, 2021 55% owned by VIYI Ltd Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) • A PRC limited liability company • Incorporated on July 19, 2021 • Registered capital of RMB 10,000,000 (USD 1,568,455) 100% owned by Viwo Tech Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”) • A PRC limited liability company • Incorporated on March 18, 2019 • Registered capital of RMB 20,000,000 (USD 3,136,910 ) • Engages in R&D and application of intelligent visual algorithm technology 99% owned by Weidong, 1% owned by YY Online Name Background Ownership Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”) • A PRC limited liability company • Registered capital of RMB 10,000,000 (USD 1,568,455) • Incorporated on July 23, 2021 • Engages in R&D and application of intelligent visual algorithm technology 100% owned by Shanghai Guoyu Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”) • A PRC limited liability company • Registered capital of RMB 1,000,000 (USD 156,846 ) • Incorporated on June 22, 2021 • Engages in E-commerce services and application of intelligent visual algorithm technology 100% owned by Viwotong Tech Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”) • A PRC limited liability company • Registered capital of RMB 5,000,000 (USD 784,228) • Incorporated on July 29, 2021 • Engages in testing equipment development and sales 100% owned by Viwotong Tech
Equity method investment, ownership percentage													100.00%
E-commerce services (in Yuan Renminbi) | ¥													¥ 2
E-commerce service (in Dollars per share) | $ / shares														$ 0.3
Testing equipment development and sales (in Yuan Renminbi) | ¥	¥ 2
Testing equipment development and sale (in Dollars per share) | $ / shares	¥ 0.3
Issued share capital percentage		100.00%	100.00%
Term of agreement																10 years
Micro Beauty Lightspeed Investment Management HK Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage																												100.00%
Korgas Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage																								60.00%
Bofeng Investment Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage																							4.00%
Bravo Great Enterprises Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage																							6.00%
Great Enterprises Limited, [Member]
Nature of Business and Organization (Details) [Line Items]
Total consideration (in Dollars)																							$ 10,000,000
Universal Winnings Holdings Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage																						3.50%
Total consideration (in Dollars)																						$ 3,500,000
WiMi Cayman [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage																		20.00%
Guosheng Holdings Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Total consideration (in Dollars)																		$ 10,000,000
Excel Crest Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage												100.00%
Shenzhen Weiyixi [Member]
Nature of Business and Organization (Details) [Line Items]
Outstanding equity percentage												58.00%
ICinit Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Issued share capital percentage		2.00%	2.00%
Consideration amount		$ 6,400,000,000	$ 50,000
Acquisition Framework Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage																									100.00%
Exclusive Share Purchase Option Agreement [Member] | Beijing WiMi [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreement																10 years
Business Combination [Member]
Nature of Business and Organization (Details) [Line Items]
Acquired description				Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”). On July 14, 2021, Weidong transferred its 100% equity interest of Horgas 233 and Horgas Weidong to Shanghai Guoyu.
Beijing WiMi [Member]
Nature of Business and Organization (Details) [Line Items]
Original shareholders percentage										17.90%
Equity interests percentage										17.90%
Number of contractual agreement															four
Ms. Yao Zhaohua [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage											99.00%										99.90%
Consideration amount | ¥											¥ 1
Ms. Sun Yadong [Member]
Nature of Business and Organization (Details) [Line Items]
Equity method investment, ownership percentage											1.00%										0.10%
Consideration amount | ¥							¥ 1
Shenzhen Yitian [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interests percentage							100.00%
Shenzhen Weiyixin [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interests percentage							100.00%
Shenzhen ICinit [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interests percentage					100.00%	100.00%
TJ Zhongzheng [Member]
Nature of Business and Organization (Details) [Line Items]
Register capital																			¥ 30,000,000	$ 195,700,000